Financial Instruments and Financial Risk Management - Narrative (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Financial Instruments and Financial Risk Management
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Working capital	$ 27,533,000	$ 28,919,000
Conversion rate		0.731	0.7384	0.7547	0.7364	0.7545
USD
Financial Instruments and Financial Risk Management
Conversion rate	1.43763
Reasonably possible change In US Dollar relative to Canadian Dollar	10.00%
Change in comprehensive loss	$ 806,000	$ 588,000